Other Capital Items and Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other capital items and accumulated other comprehensive income [abstract]
Gain or loss from FVOCI, Beginning	$ 0	$ 0	$ (2,268,168)
Gain or loss from FVOCI, Increase (decrease)	2,688		(115,808)
Gain or loss from FVOCI, Re-classification into profit and loss (Retained earnings)			2,383,976
Gain or loss from FVOCI, Ending	2,688	0	0
Exchange difference on translating foreign operations, Beginning	1,933,924	1,304,641	(22,641)
Exchange difference on translating foreign operations, Increase (decrease)	(1,184,069)	629,283	1,327,282
Exchange difference on translating foreign operations, Ending	749,855	1,933,924	1,304,641
Accumulated other comprehensive income, Beginning	1,933,924	1,304,641	(2,290,809)
Accumulated other comprehensive income, Increase (decrease)	(1,181,381)	629,283	1,211,474
Accumulated other comprehensive income, Re-classification into profit and loss (Retained earnings)	0	0	2,383,976
Accumulated other comprehensive income, Ending	$ 752,543	$ 1,933,924	$ 1,304,641